Subsequent events (Details Textual) $ in Millions	1 Months Ended
Jan. 23, 2018 USD ($) shares
Subsequent Event [Line Items]
Proceeds from Stock Options Exercised	$ 2.4
Payments for Purchase of Other Assets	1.6
Subsequent Event [Member]
Subsequent Event [Line Items]
Assets Purchase Price	$ 16.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares	305,459